Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax losses carried forward
No expiry date	$ 71,325	$ 60,450
2022		200
2024	3,763	4,099
2025	36,098	39,321
2026	48,150	52,452
2027	61,808	67,217
2028	107,297	117,376
2029	175,853	191,554
2030	243,918	265,696
2031	389,761	432,278
2032	610,800
Tax loss carryforwards	1,748,773	1,230,643
Deferred tax valuation allowance:
At January 1	189,700	122,378	$ 69,399
Charged to consolidated statements of operations	93,243	63,975	46,321
Utilization of previously unrecognized tax losses	(1)	(186)	(114)
Write-off of tax losses	(125)
Others		(9)
Exchange differences	(18,178)	3,542	6,772
As at December 31	$ 264,639	$ 189,700	$ 122,378
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years
US
Tax losses carried forward
Research tax credits	$ 3,900
NEW JERSEY
Tax losses carried forward
Research tax credits	$ 1,200